Divestitures and Acquisitions (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 25, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 19,659	$ 0
Fiber Energy Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment related to divestitures	6,336
Revelyst Outdoor Performance | Disposal Group, Disposed of by Sale, Not Discontinued Operations | RCBS Brand
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 19,659